Financial structure and financial costs - Financing cash flows, Cash and cash equivalents (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in non-current financial debt
Issuance of non-current debt	$ 8,668	$ 3,938	$ 2,959
Repayment of non-current debt	(538)	(3,289)	(682)
Net amount	8,131	649	2,277
Cash and cash equivalents
Cash	16,456	15,186	13,427
Cash equivalents	10,896	12,721	19,758
Total cash and cash equivalents	27,352	$ 27,907	$ 33,185	$ 24,597
Restricted cash and cash equivalents	$ 1,776